Critical accounting judgments and estimates	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Critical accounting judgments and estimates

3	Critical accounting judgments and estimates
When preparing the condensed interim consolidated financial statements, management undertakes a number of judgements, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results. The judgements, estimates and assumptions applied in the condensed interim consolidated financial statements for the six-month
period ended 30 June 2022 and 2021, including the key sources of estimation uncertainty, were the same as those applied in the Group’s annual consolidated financial statements for the year ended 31 December 2021, except for the accounting estimates described below:
3.1	Hyperinflationary economies
The Group exercises significant judgement in determining the onset of hyperinflation in countries in which it operates and whether the functional currency of its subsidiaries is currency of a hyperinflationary economy.
Various characteristics of the economic environments of Argentina and Turkey (Note 1.1) are considered. These characteristics include, but are not limited to, whether:

•	the general population prefers to keep its wealth in non-monetary assets or in a relatively stable foreign currency;

•	prices are quoted in a relatively stable foreign currency;

•	sales or purchase price stake expected losses of purchasing power during a short credit period into account;

•	interest rates, wages and prices are linked to a price index; and

•	the cumulative inflation rate over three years is approaching, or exceeding, 100%.
Management exercises judgement as to when a restatement of the financial statements of a Group entity becomes necessary. Following management’s assessment, the Group’s subsidiaries in Argentina and Turkey have been accounted for as entities operating in hyperinflationary economies.
The results, cash flows and financial positions of such subsidiaries have been expressed in terms of the current measuring units at the reporting date. The inflation adjusted financial information, is stated in terms of current
Argentinian Peso and Turkish Lira at the reporting date using the respective Consumer Price Index (CPI) for both countries as supplied by the National Institute of Statistics and Censuses of the Argentine Republic (INDEC) and the Turkish Statistical Institute, respectively. The general price indices used in adjusting the results, cash flows and the financial position of the subsidiaries is set out in Note 2.5.

3.2	Business combinations
The Group records tangible and intangible assets acquired and liabilities assumed in business combinations under the acquisition method of accounting. Acquisition consideration typically includes cash payments and equity issued as consideration. In acquisitions where no consideration is transferred, goodwill is measured based on the fair value of the acquiree. Amounts paid for each acquisition are allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition inclusive of identifiable intangible assets. The estimated fair value of identifiable assets and liabilities, including intangibles, are based on valuations that use information and assumptions available to management. The Group allocates any excess purchase price over the fair value of the tangible and identifiable intangible assets acquired and liabilities assumed to goodwill.
Significant management judgments and assumptions are required in determining the fair value of assets acquired and liabilities assumed, particularly for acquired intangible assets, including estimated useful lives. The valuation of purchased intangible assets is based upon estimates of the future performance and discounted cash flows of the acquired business. Each asset acquired or liability assumed is measured at estimated fair value from the perspective of a market participant.

3.3	Capitalization of development costs
The Group capitalizes expenditures for the development of technology to the extent that it is expected to meet the criteria in accordance with IAS 38 Intangible Assets. The decision to capitalize is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits.
During the
six-month
period ended
30

June 2022
, development costs of $
1.7
 million (year ended
31

December 2021
:
Nil
) were capitalized based on a model whereby a percentage is allocated to employee related expenses based on the time spent on the development of assets. All employee expenses included in this balance relate to employees in the product and engineering departments, and the percentage attributable varies dependent on the nature of the work performed and the type of asset being developed.

3.4	Impairment of intangible assets
The carrying values of our long-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. If any indication exists, then the asset’s recoverable amount is estimated. Determining the recoverable amount is subjective and requires management to estimate future growth, profitability, discount and terminal growth rates, and project future cash flows, among other factors. Future events and changing market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows.
If we conclude that a definite or indefinite long-lived intangible asset is impaired, we recognize a loss in an amount equal to the excess of the carrying value of the asset over its fair value at the date of impairment. The fair value at the date of the impairment becomes the new cost basis and will result in a lower depreciation expense than for periods before the asset’s impairment.
3.5	Earnout liabilities
The Group uses accounting estimates in measuring the fair value of its earnouts liabilities. The Group used a Monte Carlo simulation based on the frequency that each tranche vests to value the dilutive impact of per share. The assumptions used in the valuation are disclosed in Note 21.

3.6	Derivative warrant liabilities
The Group’s derivative liabilities related to its public and private warrants are measured using appropriate valuation method. Public warrants derivative liabilities was measured using Binomial lattice model while Black-Scholes Options Pricing Model (“BSOPM”) was used to value the private warrants. The assumptions used in the valuation are disclosed in Note 21
.